Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	30 Months Ended	38 Months Ended	42 Months Ended	53 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000236584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Automation ETF
C000220758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Commercial Aerospace and Defense ETF
C000220752
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Financial Services Opportunities ETF
C000220751
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Growth Innovators ETF
C000220756
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Gabelli Love Our Planet & People ETF
Without Sales Load [Member] | C000236584
Average Annual Return [Line Items]
Average Annual Return, Percent	8.06%	15.02%			5.18%
Without Sales Load [Member] | C000220758
Average Annual Return [Line Items]
Average Annual Return, Percent	22.73%	34.92%	24.14%
Without Sales Load [Member] | C000220752
Average Annual Return [Line Items]
Average Annual Return, Percent	4.26%	28.97%		26.68%
Without Sales Load [Member] | C000220751
Average Annual Return [Line Items]
Average Annual Return, Percent	12.27%	20.60%				7.00%
Without Sales Load [Member] | C000220756
Average Annual Return [Line Items]
Average Annual Return, Percent	9.05%	15.53%					5.69%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%			9.95%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%	23.25%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%		16.79%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%				12.68%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.20%	15.16%					13.62%
MSCI USA Consumer Discretionary Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.76%)	17.92%			3.34%
MSCI USA Industrials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	20.66%			11.52%
MSCI World Aerospace and Defense Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.19%	48.35%	28.74%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.23%	29.45%		17.41%
NASDAQ Composite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.85%	15.68%				9.71%
MSCI USA SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.98%	14.65%					12.49%